1. NATURE OF OPERATIONS AND CONTINUANCE OF OPERATIONS (Details)	12 Months Ended
Dec. 31, 2020
Details
Entity Incorporation, Date of Incorporation	Jan. 23, 2008
Entity Information, Date to Change Former Legal or Registered Name	Jul. 07, 2010
Entity Listing, Description	TSX Venture Exchange